Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Business Segment Information Details [Abstract]
Distribution of Pharmaceuticals as Historic Percentage of Total Revenue									95.00%
Segment Reporting Information [Line Items]
Revenue	$ 19,064,443	$ 19,326,807	$ 19,708,371	$ 19,981,185	$ 20,007,061	$ 19,763,001	$ 19,395,063	$ 19,530,534	$ 78,080,806	$ 78,695,659	$ 76,496,106
Operating income	318,766	324,386	377,060	283,403	239,290	313,438	361,927	274,865	1,303,615	1,189,520	1,087,338
Employee severance, litigation and other	27,419	4,135	9,027	3,559	23,567	0	0	0	44,140	23,567	(4,482)
Other loss	910	4,785	131	1	2,870	(62)	142	1,667	5,827	4,617	(3,372)
Interest expense, net	(23,137)	(23,771)	(23,375)	(22,286)	(19,693)	(18,505)	(18,935)	(19,015)	(92,569)	(76,148)	(71,790)
Income from continuing operations before income taxes	296,539	305,400	353,816	261,118	222,467	294,871	343,134	257,517	1,216,873	1,117,989	1,012,176
Assets	15,442,256				14,983,398				15,442,256	14,983,398
depreciation and amortization									134,375	101,362	79,501
Capital expenditures									133,292	156,142	175,687
Pharmaceutical Distribution [Member]
Segment Reporting Information [Line Items]
Revenue									76,940,544	78,444,933	76,272,582
Operating income									1,275,636	1,184,673	1,046,703
Assets	13,429,646				14,083,828				13,429,646	14,083,828
depreciation and amortization									106,028	90,005	67,946
Capital expenditures									85,980	143,584	166,130
Other Segment [Member]
Segment Reporting Information [Line Items]
Revenue									1,324,744	302,012	261,705
Operating income									72,119	28,414	36,153
Assets	1,349,757				391,406				1,349,757	391,406
depreciation and amortization									28,347	11,357	11,555
Capital expenditures									47,312	12,558	9,557
Intersegment eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(184,482)	(51,286)	(38,181)
Assets held for sale for seg disclosure [Member]
Segment Reporting Information [Line Items]
Assets	$ 662,853				$ 508,164				$ 662,853	$ 508,164